DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Aug. 31, 2022
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

11. DERIVATIVE FINANCIAL INSTRUMENTS

Embedded derivatives

The Company’s convertible promissory notes gave rise to derivative financial instruments. The notes embodied certain terms and conditions that were not clearly and closely related to the host debt agreement in terms of economic risks and characteristics. These terms and features consist of the embedded conversion option.

Detachable warrants

Certain convertible notes were issued with detachable warrants which contained terms that did not achieve equity classification.

All of the derivative liabilities were extinguished during the year end August 31, 2021.

 The following table summarizes the effects on the Company’s gain (loss) associated with changes in the fair values of the derivative financial instruments by type of financing for the years ended August 31, 2022 and 2021:

	For the Years Ended
	August 31, 2022	August 31, 2021
Embedded derivatives	$-	$(995,510)
Warrant derivatives	-	(1,142,270)
Day-one derivative loss	-	(101,161)
Total	$-	$(2,238,941)

Current accounting principles that are provided in ASC 815 - Derivatives and Hedging require derivative financial instruments to be classified in liabilities and carried at fair value with changes recorded in income. The Company has selected the Monte Carlo Simulation Model, which approximates the Monte Carlo Simulations, valuation technique to fair value the embedded derivative because it believes that this technique is reflective of all significant assumption types, and ranges of assumption inputs, that market participants would likely consider in transactions involving embedded derivatives. Such assumptions include, among other inputs, interest risk assumptions, credit risk assumptions and redemption behaviors in addition to traditional inputs for option models such as market trading volatility and risk-free rates. The Binomial Lattice Model technique is a level three valuation technique because it requires the development of significant internal assumptions in addition to observable market indicators. For instruments in which the time to expiration has expired, the Company has utilized the intrinsic value as the fair value. The intrinsic value is the difference between the quoted market price on the valuation date and the applicable conversion price.

The Company utilized the Black Scholes Merton (“BSM”) technique for the warrant derivatives. The significant assumptions utilized in the BSM is risk-free interest, volatility, time to expiration, strike price and underlying price.

Significant inputs and results arising from the Monte Carlo Simulation process are as follows for the embedded derivatives that have been bifurcated from the convertible notes and classified in liabilities:

Inception Dates
Quoted market price on valuation date	$0.018 - $0.025
Effective contractual conversion rates	$0.05
Contractual term to maturity	3 years
Market volatility:
Volatility	228.26% - 400.44%
Risk-adjusted interest rate	1.62%

The following table reflects the issuances of embedded derivatives and changes in fair value inputs and assumptions related to the embedded derivatives as of August 31, 2022 and 2021.

	Year Ended	Year Ended
	August 31, 2022	August 31, 2021
Balances at beginning of period	$-	$24,347
Issuances:
Embedded derivatives	-	96,667
Warrant derivatives	-	54,494
Conversions	-	(1,116,524)
Warrant exercise	-	(1,196,764)
Changes in fair value inputs and assumptions reflected in income	-	2,137,780
Balances at end of period	$-	$-